Equity	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Equity

Note 7 - Equity

Ordinary Shares and Preferred Shares

The Company is authorized to issue (i) 450,000,000 ordinary shares, $0.0001 par value per share, divided into 300,000,000 Class A Ordinary Shares and 150,000,000 Class B Ordinary Shares, and (ii) 50,000,000 preferred shares, $0.0001 par value per share. As of June 16, 2020, subsequent to the closing of the Business Combination, there were 17,399,176 ordinary shares outstanding, including 7,647,962 Class A ordinary shares and 9,751,214 Class B ordinary shares, and no preferred shares outstanding. There were also 17,795,000 publicly traded warrants outstanding, each exercisable to purchase one Class A ordinary share at a price of $11.50 per share.

The shareholders of Class A ordinary shares and Class B ordinary shares have the same rights except for the voting and conversion rights. Each Class A ordinary share is entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination.

Warrants

Upon the Closing, each outstanding warrant of PAAC automatically represents the right to purchase one Class A Ordinary Share in the form of the Company’s ADSs in lieu of one ordinary share of PAAC at a price of $11.50 per share or $11.50 per ADS, subject to adjustment as discussed below. However, no warrants issued in exchange for PAAC’s Public Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the Class A Ordinary Shares issuable upon exercise of the warrants and a current prospectus relating to such Class A Ordinary Shares. Notwithstanding the foregoing, if a registration statement covering the shares issuable upon exercise of such warrants is not effective within a specified period following the Closing, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis in the same manner as if the Company called the warrants for Redemption and required all holders to exercise their warrants on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the warrants for that number of Class A Ordinary Shares equal to the quotient obtained by dividing (x) the product of the number of shares underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose will mean the average reported last sale price of the Class A Ordinary Shares traded in the form of ADSs for the ten (10) trading days ending on the trading day prior to the date of exercise. The Company warrants became exercisable thirty (30) days after the Closing and will expire on the fifth anniversary of the Closing.

The Company’s warrants issued in exchange for PAAC’s private warrants are identical to warrants issued in exchange for the PAAC’s Public Warrants, except that such private warrants will be exercisable for cash (even if a registration statement covering the Class A Ordinary Shares issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be redeemable by the Company, in each case so long as they are still held by PAAC’s initial purchasers or their affiliates.

The Company may call the warrants for Redemption (excluding the private warrants), in whole and not in part, at a price of $0.01 per warrant,

●	at any time while the warrants are exercisable;

●	upon not less than 30 days’ prior written notice of Redemption to each warrant holder;

●	if, and only if, the reported last sale price of the Company’s ADSs equals or exceeds $18.00 per ADS, for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of Redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the Class A Ordinary Shares underlying such warrants commencing five business days prior to the 30-day trading period and continuing each day thereafter until the date of Redemption.

The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of Redemption. On and after the Redemption date, a record holder of a warrant will have no further rights except to receive the Redemption price for such holder’s warrant upon surrender of such warrant.

The Redemption criteria for the Company’s warrants have been established at a price which is intended to provide warrant holders a reasonable premium to the initial exercise price and provide a sufficient differential between the then-prevailing share price and the warrant exercise price so that if the share price declines as a result of our Redemption call, the Redemption will not cause the share price to drop below the exercise price of the warrants.

If the Company calls the warrants for Redemption as described above, management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the warrants for that number of Class A Ordinary Shares equal to the quotient obtained by dividing (x) the product of the number of Class A Ordinary Shares underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. In this case, the “fair market value” shall mean the average reported last sale price of the Class A Ordinary Shares traded in the form of the Company’s ADSs for the 10 trading days ending on the third trading day prior to the date on which the notice of Redemption is sent to the holders of warrants. Whether we will exercise our option to require all holders to exercise their warrants on a “cashless basis” will depend on a variety of factors including the price of our Class A Ordinary Shares at the time the warrants are called for Redemption, our cash needs at such time and concerns regarding dilutive stock issuances.

The exercise price and number of Class A Ordinary Shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or our recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of Class A Ordinary Shares at a price below their respective exercise prices.